November 17, 1998

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

     Re: The American Funds Tax-Exempt Series I
         File Nos. 33-5270
                   811-4653
Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and statement of additional information since the electronic filing on November 12, 1998 of Registrant's Post-Effective Amendment No.15 under The Securities Act of 1933 and Amendment No.14 under The Investment Company Act of 1940.

        Sincerely,

        Howard L. Kitzmiller
        Senior Vice President and
        Secretary/Treasurer